COMMITMENTS AND CONTINGENT LIABILITIES - ENVIRONMENTAL CONTINGENCIES - NARRATIVES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
COMMITMENTS AND CONTINGENT LIABILITIES
Pollutant discharge fees	¥ 9,235	¥ 7,940	¥ 7,851